Intangible Assets, net	12 Months Ended
Dec. 31, 2023
Intangible Assets, net
Intangible Assets, net

6.Intangible Assets, net

Intangible assets, net consist of the following:

	As of December 31,
	2022	2023
	US$	US$
Purchased software	548,921	541,159
Less: Accumulated amortization	(459,389)	(525,534)
Intangible Assets, net	89,532	15,625

Amortization expense of intangible assets for the years ended December 31, 2021, 2022 and 2023 amounted to US$153,085, US$145,815 and US$73,151, respectively. Estimated amortization expenses of the existing intangible assets for each of the five years ending December 31, 2028 and thereafter is US$15,625, nil, nil, nil and nil, respectively.